SHARE-BASED EMPLOYEE REMUNERATION (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 27, 2011 USD ($)	Dec. 31, 2017 CNY (¥) USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 USD ($)
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement		27,394			0
Weighted average exercise price of share options granted in share-based payment arrangement | $					$ 0
Fair value of share options granted		¥ 294,000
Employee benefits expense		¥ 68,025,000	¥ 62,075,000	¥ 65,591,000
Contractual Life Of Outstanding Share Options		3 years 3 months
Incentive compensation plan 2010 [Member]
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement	1,130,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 7.65
Fair value of share options granted		¥ 25,643,000
Contractual Life Of Outstanding Share Options	5 years
Equity Compensation Plan 2017 [Member]
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement		280,000